Consolidated Statement of Changes in Equity (Parenthetical)	12 Months Ended
	Mar. 31, 2024	Mar. 31, 2023
Bottom of range [member]
Proportion of ownership interest in subsidiary	1.41%
Top of range [member]
Proportion of ownership interest in subsidiary	35.54%
Bottom of range [member]
Proportion of ownership interest in subsidiary		98.55%
Top of range [member]
Proportion of ownership interest in subsidiary		98.59%